Reconciliation of Number of Shares Used in the Computation of Basic and Diluted Net Income Per Ordinary Share (Detail)	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Schedule of Weighted Average Number of Diluted Shares Outstanding [Line Items]
Weighted average number of ordinary shares outstanding for basic net income per ordinary share	59,978,509	60,390,788	60,032,306	60,336,933
Effect of dilutive share options outstanding	652,382	724,208	575,329	719,299
Weighted average number of ordinary shares for diluted net income per ordinary share	60,630,891	61,114,996	60,607,635	61,056,232